CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Accounts receivable, allowances for credit losses	$ 202,278	$ 253,424
Long-term prepayments, deposits and other assets, allowances for credit losses	$ 14,966	$ 14,989
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,445,052,143	1,456,547,942
Ordinary shares, outstanding	1,335,307,327	1,423,370,314
Treasury shares, shares	109,744,816	33,177,628